Other current and non-current financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Schedule of Breakdown for Other Non-Current Financial Liabilities
The following table provides a breakdown for other current and non-current financial liabilities:

	At December 31,
(€ thousands)	2023	2022
Written put options on non-controlling interests	136,466	178,766
of which Thom Browne option	116,456	155,551
of which Dondi option	20,010	23,215
Other	90	27
Other non-current financial liabilities	136,556	178,793
Written put options on non-controlling interests	22,102	—
of which Thom Browne option	22,102	—
Warrant liabilities	—	37,258
Other current financial liabilities	22,102	37,258
Total	158,658	216,051